Subsequent events (Details)							1 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($) shares	Jan. 11, 2022 USD ($) shares $ / shares	Nov. 03, 2021 USD ($)	Oct. 29, 2021 USD ($) $ / shares	Oct. 28, 2021 USD ($) $ / shares	Aug. 04, 2020 $ / shares	Sep. 29, 2020 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 shares	Dec. 14, 2020 shares	Nov. 30, 2020 shares	Aug. 04, 2020 $ / shares
Subsequent events (Details) [Line Items]
Warrant exercisable price | (per share)				$ 6.85	$ 6.85	$ 20.47	$ 6.85						$ 26.10
Warrant expiration term						2 years	5 years
Number of shares issued											85,659	170,000
Proceeds from exercise of warrants | $			$ 6,000,000	$ 380,202	$ 1,027,500			$ 3,017,743	$ 5,529,858
Number of instruments granted in share-based payment arrangement		3,870,000
Convertible Promissory Note [Member]
Subsequent events (Details) [Line Items]
Warrant exercisable price | $ / shares								$ 4.00
Debt Instrument Conversion Price Per Common Share | $ / shares								$ 10.00
Ordinary shares [member]
Subsequent events (Details) [Line Items]
Number of shares issued								5,276,695		4,663,331
Major ordinary share transactions [member] | IPO [member]
Subsequent events (Details) [Line Items]
Proceeds from issue of ordinary shares | $		$ 20,013,043
Class of warrant or right, Exercise price of warrant		2.30%
Major ordinary share transactions [member] | IPO [member] | Ordinary shares [member]
Subsequent events (Details) [Line Items]
Issue of equity | $		$ 7,215,652
Shares issued, Price per share		2.30%
Pre Funded Units Issued [Member]
Subsequent events (Details) [Line Items]
Warrants outstanding term		5 years
Pre Funded Units Issued [Member] | Pre Funded Units [Member]
Subsequent events (Details) [Line Items]
Number of other equity instruments granted		1,480,000
Issue Price Per Unit | $ / shares		$ 2.29
Pre Funded Units Issued [Member] | Ordinary shares [member]
Subsequent events (Details) [Line Items]
Class of warrant or right, Exercise price of warrant		2.30%
Number of securities called by each warrant		1
Pre Funded Units Issued [Member] | Ordinary shares [member] | Pre Funded Warrant [Member]
Subsequent events (Details) [Line Items]
Class of warrant or right, Exercise price of warrant		0.01%
Number of securities called by each warrant		1
Events After Reporting Period [Member]
Subsequent events (Details) [Line Items]
Number of shares issued		7,215,652
Transaction Costs Relating to Underwritten Public Offering | $		$ 1,930,913
Class of warrants or rights outstanding	1,480,000
Proceeds from exercise of warrants | $	$ 14,800
ExerciseOfWarrantsinShares	1,480,000
Share Based Payment Arrangement Exercise Price | $ / shares		$ 1.03
Events After Reporting Period [Member] | Stock Options [Member]
Subsequent events (Details) [Line Items]
Number of instruments granted in share-based payment arrangement		3,075,000
Events After Reporting Period [Member] | Share Based Payment Arrangement Vesting Tranche One [Member] | Stock Options [Member]
Subsequent events (Details) [Line Items]
Number of instruments granted in share-based payment arrangement		795,000
Events After Reporting Period [Member] | Share Based Payment Arrangement Vesting Tranche Two [Member] | Stock Options [Member]
Subsequent events (Details) [Line Items]
Description of vesting requirements for share-based payment arrangement		quarterly over a three-year period with the first vesting occurring on the date of the grant
Events After Reporting Period [Member] | Restricted Share Units [Member]
Subsequent events (Details) [Line Items]
Number of instruments granted in share-based payment arrangement		795,000
Events After Reporting Period [Member] | Restricted Share Units [Member] | Share Based Payment Arrangement Vesting Tranche One [Member]
Subsequent events (Details) [Line Items]
Number of instruments granted in share-based payment arrangement		2,385,000
Description of vesting requirements for share-based payment arrangement		RSU’s vest quarterly over a three-year period with the first vesting occurring on the date of issuance
Events After Reporting Period [Member] | Restricted Share Units [Member] | Share Based Payment Arrangement Vesting Tranche Two [Member]
Subsequent events (Details) [Line Items]
Number of instruments granted in share-based payment arrangement		690,000
Events After Reporting Period [Member] | Convertible Promissory Note [Member]
Subsequent events (Details) [Line Items]
Debt Instrument Conversion Price Per Common Share | $ / shares		$ 2.30
Minimum Threshold Gross Proceeds From Underwritten Public Offering for Repayment of Convertible Debt | $		$ 10,000,000
Percentage of Proceeds From Underwritten Public Offering for Repayment of Convertible Debt		20.00%
Repayments of bonds, notes and debentures | $		$ 4,000,000
Events After Reporting Period [Member] | Pre Funded Warrant [Member]
Subsequent events (Details) [Line Items]
Warrants issue		1,480,000
Events After Reporting Period [Member] | Option Warrants [Member]
Subsequent events (Details) [Line Items]
Warrants issue		1,304,347
Class of warrant or right number of common stock issuable on exercise of warrants		1,304,347
Warrant exercisable price | $ / shares		$ 2.30
Warrant Issue price | $ / shares		$ 0.0097
Warrant expiration term		5 years
Events After Reporting Period [Member] | Placement Agent Warrants [Member]
Subsequent events (Details) [Line Items]
Warrants issue		434,783
Class of warrant or right number of common stock issuable on exercise of warrants		434,783
Warrant exercisable price | $ / shares		$ 2.53
Warrant expiration term		5 years
Warrants exercisable period		180 days
Events After Reporting Period [Member] | Unit Warrants and warrants [Member]
Subsequent events (Details) [Line Items]
Warrants issue		9,999,999